Share based payments - Restricted stock units - Category (Details) - EquityInstruments	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Share based payments
Total outstanding	13,228,810	11,911,109	11,472,520	10,816,856
Restricted Stock Units (RSUs)
Share based payments
Total outstanding	1,268,614	1,306,271	1,175,453		736,095
Restricted Stock Units (RSUs) | Members of the Executive Committee
Share based payments
Total outstanding	445,967	564,034	438,738
Restricted Stock Units (RSUs) | Personnel
Share based payments
Total outstanding	822,647	742,237	736,715